Condensed Consolidated Statement of Stockholders' Deficit (Unaudited) - USD ($)	Series E Convertible Preferred Stock [Member] January 9, 2017 [Member] Preferred Stock [Member]	Series E Convertible Preferred Stock [Member] January 9, 2017 [Member] Common Stock [Member]	Series E Convertible Preferred Stock [Member] January 9, 2017 [Member] Additional Paid-in Capital [Member]	Series E Convertible Preferred Stock [Member] Preferred Stock [Member]	Series F Convertible Preferred Stock [Member] January 26 to April 13, 2017 [Member] Preferred Stock [Member]	Series F Convertible Preferred Stock [Member] January 26 to April 13, 2017 [Member] Common Stock [Member]	Series F Convertible Preferred Stock [Member] January 26 to April 13, 2017 [Member] Additional Paid-in Capital [Member]	Series F Convertible Preferred Stock [Member] May 26, 2017 [Member] Preferred Stock [Member]	Series F Convertible Preferred Stock [Member] Preferred Stock [Member]	Series H Convertible Preferred Stock [Member] May 26, 2017 [Member] Preferred Stock [Member]	Series H Convertible Preferred Stock [Member] May 30 to June 29, 2017 [Member] Preferred Stock [Member]	Series H Convertible Preferred Stock [Member] May 30 to June 29, 2017 [Member] Common Stock [Member]	Series H Convertible Preferred Stock [Member] May 30 to June 29, 2017 [Member] Additional Paid-in Capital [Member]	Series H Convertible Preferred Stock [Member] Preferred Stock [Member]	Series G Convertible Preferred Stock [Member] May 26, 2017 [Member] Preferred Stock [Member]	Series G Convertible Preferred Stock [Member] June 30 to August 22, 2017 [Member] Preferred Stock [Member]	Series G Convertible Preferred Stock [Member] June 30 to August 22, 2017 [Member] Common Stock [Member]	Series G Convertible Preferred Stock [Member] June 30 to August 22, 2017 [Member] Additional Paid-in Capital [Member]	Series G Convertible Preferred Stock [Member] Preferred Stock [Member]	Series D Convertible Preferred Stock [Member] May 26, 2017 [Member] Preferred Stock [Member]	Series D Convertible Preferred Stock [Member] Preferred Stock [Member]	May 26, 2017 [Member] Additional Paid-in Capital [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2014																							44,438
Balance at Dec. 31, 2014																							$ 44	$ 157,697,912	$ (115,735,929)	$ 41,962,027
Additional shares issued to participants in the employee stock purchase plan for activity since the plan's inception affected by the rounding provisions of the reverse stock split of July 7, 2016 (in shares)																							26
Additional common shares issued due to the rounding provisions of the reverse stock split on September 29, 2017
Issuance of common stock under employee stock purchase plan																								49,757		49,757
Net Loss																									(40,482,802)	(40,482,802)
Balance (in shares) at Dec. 31, 2015																							44,567
Balance at Dec. 31, 2015																							$ 45	158,764,373	(156,218,731)	2,545,687
Net Loss																									(20,436,496)	(20,436,496)
Balance (in shares) at Dec. 31, 2016				500,000					1,233												1,233		244,369
Balance at Dec. 31, 2016				$ 500					$ 1												$ 2		$ 245	173,801,021	(176,655,227)	(2,853,458)
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	(500,000)	6,667			(590)	39,334		(643)		938	(437)	46,614			938	(400)	53,335			(1,233)
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	$ (500)	$ 7	$ 493			$ 39	$ (39)	$ (1)		$ 1		$ 47	$ (47)		$ 1		$ 53	$ (53)		$ (2)		$ 1
Additional shares issued to participants in the employee stock purchase plan for activity since the plan's inception affected by the rounding provisions of the reverse stock split of July 7, 2016 (in shares)																							4,050
Additional common shares issued due to the rounding provisions of the reverse stock split on September 29, 2017																							$ 4	(4)
Stock-based compensation for options																								874,888		874,888
Issuance of common stock under employee stock purchase plan (in shares)																							30
Issuance of common stock under employee stock purchase plan																								358		358
Net Loss																									(10,416,127)	(10,416,127)
Balance (in shares) at Sep. 30, 2017														501					538				394,399
Balance at Sep. 30, 2017														$ 1					$ 1				$ 394	$ 174,676,619	$ (187,071,354)	$ (12,394,339)